RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of net assets available for benefits per the financial statements as of December 31, 2025 and 2024, to Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$80,410	$73,910
Amounts allocated to withdrawing Members	(73)	(76)
Net assets available for benefits per Form 5500	$80,337	$73,834
The following is a reconciliation of benefits paid per the financial statements for the year ended December 31, 2025, to total benefit payments per Form 5500:

Benefits paid per the financial statements	$8,310
Amounts allocated to withdrawing Members — December 31, 2025	73
Amounts allocated to withdrawing Members — December 31, 2024	(76)
Amounts deemed distributions of Member loans as reflected in the Form 5500	(2)
Total benefit payments per Form 5500	$8,305
Amounts allocated to withdrawing Members are recorded on the Form 5500 for benefit claims that have been processed and approved for payment prior to December 31, but not yet paid as of that date.
Amounts deemed distributions of Member loans as reflected in the Form 5500 are for loans that Members failed to make a payment within 30 days of the expected payment date and did not bring loan payments current within 90 days of the end of the calendar quarter in which the payment was missed, Members failed to repay the loan in full within 30 days after the end of the repayment period, or Members whose loans are in default and have not reached a distributable event and are not eligible for an in-service withdrawal in the amount of the defaulted loan balance.